Derivatives Derivatives - Outstanding Interest Rate Caps (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Derivative [Line Items]
Amortization Period of Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge	3 months
Derivative, Variable Interest Rate		3.50%
Derivative Asset, Notional Amount	$ 100,000,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Variable Interest Rate		0.00%